Share based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Common stock reserved for future issuance

December 31, 2021
Remaining shares available for future issuance under 2021 Omnibus Incentive Plan	389,129

Share-based payment arrangement, activity

	Number of Class A Common Shares	Weighted Average Fair value
As of December 31, 2019	—	—
Granted	120,002	$4.39
Vested and issued	(120,002)	$4.39
Canceled and forfeited	—	—
As of December 31, 2020	—	—
Granted	436,226	$10.02
Vested and issued	(436,226)	$10.02
Canceled and forfeited	—	—
As of December 31, 2021	—	—

Share-based payment arrangement, option, activity

	Options Outstanding, number of shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
As of December 31, 2019	—	—		—
Granted	7,415,262	$2.16
Exercised	—	—
Canceled and forfeited	(5,561)	2.16
As of December 31, 2020	7,409,701	$2.16	9.25	$25,868
Granted	825,000	8.14
Exercised	—	—
Canceled and forfeited	(50,197)	2.16
As of December 31, 2021	8,184,504	2.76	8.29	$24,507
Of which Vested as of December 31, 2021	4,569,862	2.23	8.27	$15,030

Share-based payment arrangement, restricted stock activity

	Number of Shares	Weighted-Average Grant-Date Fair Value per Share
Restricted common stock as of December 31, 2020	—	—
Granted	225,000	$7.78
Vested	—	—
Canceled and forfeited	—	—
Unvested Restricted common stock as of December 31, 2021	225,000	$7.78

Schedule of stock-based compensation expenses

	Year Ended December 31,
	2021	2020
Cost of revenue	$27	37
Research and development	415	708
Sales and marketing	1,468	577
General and administrative	5,469	3,543
Total stock-based compensation expense	$7,379	4,865

Schedule of black-scholes assumptions

	December 31,
	2021	2020
Expected term (in years)	2.5	5.5
Expected volatility	53.0%	81.0%
Risk-free interest rate	0.10%	0.94%
Expected dividend yield	—%	—%

Schedule of Monte Carlo assumptions

	December 31,
	2021	2020
Intrinsic timing for vesting (in years)	8.25	—
Risk-free interest rate	0.82%	—%
Expected volatility	66.8%	—%
Trading days per year	251	—
Expected dividend yield	—%	—%